Property and Equipment, Net	12 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
Property and Equipment, net

7. Property and Equipment, net

Property and equipment, stated at cost less accumulated depreciation and amortization, consisted of the following as of June 30:

	2025	2024
Leasehold improvements	$29,564	$29,715
Furniture and fixtures	128,675	109,713
Motor vehicles	292,102	62,100
Electronic equipment	86,003	86,444
Less: accumulated depreciation and amortization	(289,973)	(269,129)
Property and Equipment, net	$246,371	$18,843

Depreciation expenses of property and equipment totaled $82,929, $10,570 and $9,765 for the years ended June 30, 2025, 2024 and 2023, respectively.